Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

16.	Subsequent Events:

$45 million loan commitment: On July 30, 2025 the Company closed a commitment from an existing bank for a “hunting license” loan facility of up to $45 million (the “Facility”) to finance the potential acquisition of up to two modern vessels, consisting of product tankers between 45-115K dwt. and/or dry bulk carriers between 60-85K dwt. Advances under the Facility, which can be as much as 62.5% of vessel purchase value, can be drawn-down anytime for a period of up to 18 months after closing of the Facility. The balance of the purchase consideration for the vessel(s) would consist of cash equity on hand from the Company. Borrowings under the Facility would have an interest rate of SOFR + average margin of 1.9%. Each advance under the Facility would be repaid on a quarterly basis over five years from drawdown. The Facility would be secured by, among other things, any vessels acquired with the proceeds of the Facility and contains certain standard financial and other covenants. The Company will incur a nominal fee payable to the lender during the drawdown period of the Facility.